Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Financing Receivables
Summary of the components of financing receivables

($ in millions)
	Client Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and	Commercial Financing Receivables
	Receivables	Direct Financing	Held for	Held for
At December 31, 2022:	(Loans)	Leases	Investment	Sale	*	Total
Financing receivables, gross	$8,875	$4,023	$299	$939		$14,136
Unearned income	(439)	(351)	—	—		(790)
Unguaranteed residual value	—	422	—	—		422
Amortized cost	$8,437	$4,094	$299	$939		$13,769
Allowance for credit losses	(108)	(60)	(5)	—		(173)
Total financing receivables, net	$8,329	$4,034	$293	$939		$13,596
Current portion	$5,073	$1,485	$293	$939		$7,790
Noncurrent portion	$3,256	$2,549	$—	$—		$5,806

($ in millions)
	Client Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and	Commercial Financing Receivables
	Receivables	Direct Financing	Held for	Held for
At December 31, 2021:	(Loans)	Leases	Investment	Sale	*	Total
Financing receivables, gross	$9,303	$3,336	$450	$793		$13,881
Unearned income	(353)	(223)	—	—		(576)
Unguaranteed residual value	—	335	—	—		335
Amortized cost	$8,949	$3,448	$450	$793		$13,640
Allowance for credit losses	(131)	(64)	(6)	—		(201)
Total financing receivables, net	$8,818	$3,384	$444	$793		$13,439
Current portion	$5,371	$1,406	$444	$793		$8,014
Noncurrent portion	$3,447	$1,978	$—	$—		$5,425

* The carrying value of the receivables classified as held for sale approximates fair value.

Schedule of transfer of client and commercial financing assets

($ in millions)
For the year ended December 31:	2022	2021
Commercial financing receivables
Receivables transferred during the period	$9,029	$7,359
Receivables uncollected at end of period*	$1,561	$1,653
Client financing receivables
Lease receivables	$15	$819
Loan receivables	2	2,224
Total client financing receivables transferred	$17	$3,043
*

Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2022 and 2021.

Schedule of financing receivables and allowance for credit losses by class

($ in millions)
At December 31, 2022:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,281	$3,546	$1,704	$12,531
Allowance for credit losses
Beginning balance at January 1, 2022	$111	$61	$23	$195
Write-offs	(20)	(3)	(2)	(25)
Recoveries	1	0	4	5
Additions/(releases)	(5)	6	(4)	(3)
Other*	2	(5)	(2)	(4)
Ending balance at December 31, 2022	$88	$60	$20	$168

($ in millions)
At December 31, 2021:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$6,573	$3,793	$2,031	$12,397
Allowance for credit losses
Beginning balance at January 1, 2021	$141	$77	$37	$255
Write-offs	(8)	(2)	(7)	(17)
Recoveries	0	0	1	1
Additions/(releases)	(19)	(11)	(7)	(38)
Other*	(3)	(3)	0	(7)
Ending balance at December 31, 2021	$111	$61	$23	$195

* Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2022:	Cost	> 90 Days	*	Accruing	*	Accruing	Accruing	**
Americas	$7,281	$272		$198		$22	$74
EMEA	3,546	52		8		1	46
Asia Pacific	1,704	20		3		1	17
Total client financing receivables	$12,531	$344		$208		$23	$137

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2021:	Cost	> 90 Days	*	Accruing	*	Accruing	Accruing	**
Americas	$6,573	$188		$100		$6	$90
EMEA	3,793	99		7		2	95
Asia Pacific	2,031	25		5		2	20
Total client financing receivables	$12,397	$312		$112		$10	$205

*	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
**

Of the amortized cost not accruing, there was a related allowance of $122 million and $153 million at December 31, 2022 and 2021, respectively. Financing income recognized on these receivables was immaterial for the years ended December 31, 2022 and 2021, respectively.

Schedule of amortized cost by credit quality indicator

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2022:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year
2022	$3,316	$1,097	$1,447	$704	$799	$96
2021	1,197	323	451	159	203	65
2020	559	217	258	158	210	49
2019	251	91	161	99	127	22
2018	128	26	42	16	84	21
2017 and prior	32	45	14	38	12	17
Total	$5,482	$1,800	$2,373	$1,173	$1,434	$269

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2021:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year
2021	$2,556	$1,147	$1,181	$778	$565	$226
2020	1,013	392	506	342	381	86
2019	544	236	287	291	297	51
2018	338	117	189	85	211	64
2017	108	50	15	52	74	17
2016 and prior	20	53	21	46	38	20
Total	$4,579	$1,994	$2,198	$1,595	$1,567	$464